Employee Benefits (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 132.1
Service cost	0.9
Net interest expense	1.1
Actuarial loss on pension scheme valuations	4.3
Benefits paid	(1.1)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.3)
Foreign exchange differences on translation	(0.7)
Net defined benefit liability (asset) at end of period	€ 135.3
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.60%	3.80%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.00%